Employee Benefits Expenses	12 Months Ended
Mar. 31, 2025
Employee Benefits Expenses [Abstract]
EMPLOYEE BENEFITS EXPENSES

17. EMPLOYEE BENEFITS EXPENSES

	For the years ended March 31,
	2025	2024	2023
	$’000	$’000	$’000

Salaries and other short term employee benefits	2,231	1,195	1,258
Payments to defined contribution pension schemes	59	38	31
Share based compensations	-	3,810	-
Total	2,290	5,043	1,289